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                           SUPPLEMENT
                     dated January 22, 1996
              to the Prospectus dated April 1, 1995
         for the Individual Deferred Variable Annuities
            Funded through TIAA Separate Account VA-1


          Page 7 of the Prospectus, under the caption "Adding, Closing, or Substituting Portfolios" is hereby amended to delete the fourth sentence and replace it with the following:

          "We can add or close portfolios, substitute one portfolio for another, or combine portfolios, subject to the requirements of applicable law."